Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$305	$313,732
WPP Finance 2010, 3.63%, 09/07/22	100	102,477

		416,209

Aerospace & Defense — 1.5%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	100	100,229
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	100	102,739
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	250	250,893
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	275	276,075
United Technologies Corp., 3.10%, 06/01/22	460	469,752

		1,199,688

Agriculture — 1.9%
Altria Group Inc., 2.85%, 08/09/22	380	382,656
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	575	575,696
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	25	25,046
Philip Morris International Inc.
2.50%, 08/22/22	275	275,325
2.63%, 03/06/23	200	201,082

		1,459,805

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)(a)	50	50,116

Auto Manufacturers — 1.9%
American Honda Finance Corp., 2.60%, 11/16/22	25	25,205
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	197,892
4.25%, 09/20/22	200	205,252
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	75	75,669
3.25%, 01/05/23 (Call 12/05/22)	150	151,116
3.45%, 04/10/22 (Call 02/10/22)	385	389,666
Toyota Motor Credit Corp.
2.63%, 01/10/23	225	227,394
2.80%, 07/13/22	250	254,065

		1,526,259

Banks — 21.7%
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 11/09/22	250	252,433
Banco Santander SA
3.13%, 02/23/23	200	202,176
3.50%, 04/11/22	200	204,650
Bank of America Corp., 3.30%, 01/11/23	1,000	1,027,010
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)	475	478,410
Bank of New York Mellon Corp. (The), 2.95%, 01/29/23 (Call 12/29/22)	250	254,678
Bank of Nova Scotia (The), 2.45%, 09/19/22	275	276,358
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	200	202,054
BB&T Corp., 2.75%, 04/01/22 (Call 03/01/22)	215	216,967
BNP Paribas SA, 3.25%, 03/03/23	185	190,422
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	215	216,864
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)	250	250,680
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	150	150,786
2.75%, 04/25/22 (Call 03/25/22)	225	226,685
3.38%, 03/01/23(a)	150	154,134
4.05%, 07/30/22	275	285,810
Cooperatieve Rabobank UA, 3.95%, 11/09/22	425	439,964
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	250	258,220
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	275	277,172

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	$100	$100,588
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	200	201,532
3.20%, 02/23/23 (Call 01/23/23)	50	50,987
3.63%, 01/22/23	850	879,061
JPMorgan Chase & Co.
2.97%, 01/15/23 (Call 01/15/22)	200	202,448
3.20%, 01/25/23	425	435,871
3.25%, 09/23/22	560	574,666
KeyBank N.A./Cleveland OH, 2.30%, 09/14/22	300	299,007
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	250,763
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22(a)	350	351,288
3.46%, 03/02/23	250	257,273
Mizuho Financial Group Inc., 2.60%, 09/11/22	200	200,156
Morgan Stanley
2.75%, 05/19/22	575	579,008
3.75%, 02/25/23	700	728,098
4.88%, 11/01/22	460	491,032
MUFG Americas Holdings Corp., 3.50%, 06/18/22	100	102,303
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	255,155
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	275	276,664
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	175	177,216
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	250	251,533
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	375	404,602
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	300	304,377
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	202,184
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	250	255,285
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	252,190
2.78%, 10/18/22	250	251,950
3.10%, 01/17/23	275	279,953
SunTrust Bank/Atlanta GA, 2.45%, 08/01/22 (Call 07/01/22)	350	349,702
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	250	251,720
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	275	279,559
Wells Fargo & Co.
2.63%, 07/22/22	775	779,255
3.07%, 01/24/23 (Call 01/24/22)	510	517,278
Series M, 3.45%, 02/13/23	325	333,265
Westpac Banking Corp.
2.50%, 06/28/22	275	276,595
2.75%, 01/11/23	100	101,332

		17,069,369

Beverages — 2.8%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	944	972,245
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	250	251,493
Diageo Investment Corp., 2.88%, 05/11/22	300	304,518
Molson Coors Brewing Co., 3.50%, 05/01/22	100	102,307
PepsiCo Inc.
2.75%, 03/01/23	310	317,294
3.10%, 07/17/22 (Call 05/17/22)	225	230,654

		2,178,511

Biotechnology — 2.0%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	75	75,425
3.63%, 05/15/22 (Call 02/15/22)	399	410,682

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 3.63%, 09/15/22	$217	$224,146
Celgene Corp.
3.25%, 08/15/22	292	298,558
3.25%, 02/20/23 (Call 01/20/23)	25	25,587
3.55%, 08/15/22	317	327,233
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	230,326

		1,591,957

Building Materials — 0.1%
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	95	99,323

Chemicals — 1.9%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	105,606
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	287	290,438
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	165	168,815
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	165	165,112
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	50	52,746
NewMarket Corp., 4.10%, 12/15/22	100	103,499
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	125	126,533
Praxair Inc., 2.20%, 08/15/22 (Call 05/15/22)	170	169,760
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	325	327,161

		1,509,670

Commercial Services — 0.6%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	80,431
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	75	76,411
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	150,247
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	100	101,636
Verisk Analytics Inc., 4.13%, 09/12/22	55	57,390

		466,115

Computers — 2.3%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	117	117,548
2.70%, 05/13/22	450	456,813
2.85%, 02/23/23 (Call 12/23/22)	360	368,291
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	194	203,849
HP Inc., 4.05%, 09/15/22	100	104,078
IBM Credit LLC, 3.00%, 02/06/23	100	101,920
International Business Machines Corp., 1.88%, 08/01/22	450	444,060

		1,796,559

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 1.95%, 02/01/23	275	273,474
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	154,282

		427,756

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	225	228,917
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)(a)	284	283,546
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	300	300,948
2.65%, 12/02/22	460	463,450
3.40%, 02/27/23 (Call 01/27/23)	125	128,996
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	325	331,558
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	50	51,021
CME Group Inc., 3.00%, 09/15/22(a)	185	189,183
Discover Financial Services, 3.85%, 11/21/22	300	311,280
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	25	24,985
International Lease Finance Corp., 5.88%, 08/15/22	150	163,066
Invesco Finance PLC, 3.13%, 11/30/22	100	101,622
Jefferies Group LLC, 5.13%, 01/20/23(a)	135	144,635

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp., 2.90%, 07/18/22	$125	$126,667
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	285	289,227
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	485	494,356

		3,633,457

Electric — 4.1%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	111,206
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	160	161,806
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	45	45,018
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	130	131,873
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	125	125,619
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	125	127,335
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)	295	299,118
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	177,328
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	25	24,687
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	160	166,466
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)(a)	25	25,567
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	400	416,992
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	160	168,598
Georgia Power Co., 2.85%, 05/15/22	199	201,223
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	100	102,562
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)	150	151,614
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	130	135,937
7.00%, 09/01/22	125	141,918
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	175	179,527
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	201	214,963
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	131,580

		3,240,937

Electronics — 0.6%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	100	101,465
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	150	151,924
Avnet Inc., 4.88%, 12/01/22	25	26,417
Flex Ltd., 5.00%, 02/15/23	100	105,254
Jabil Inc., 4.70%, 09/15/22	50	52,174

		437,234

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	120	123,181
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	96	97,451

		220,632

Food — 1.7%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	175	180,644
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	164	166,726
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	100	104,051
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	25	25,076
Kraft Heinz Foods Co.
3.50%, 06/06/22	375	383,441
3.50%, 07/15/22 (Call 05/15/22)	100	102,185
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	150	151,146
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	217	228,722

		1,341,991

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	118	119,684

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products — 1.3%
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	$300	$302,586
Boston Scientific Corp., 3.38%, 05/15/22	100	102,461
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	144	147,325
Thermo Fisher Scientific Inc., 3.15%, 01/15/23 (Call 10/15/22)	170	173,900
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	250	253,252

		979,524

Health Care – Services — 1.8%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	150	150,296
Anthem Inc., 3.30%, 01/15/23	450	461,425
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	25	25,237
3.15%, 12/01/22 (Call 09/01/22)	160	162,677
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	110	113,507
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	152,050
2.88%, 03/15/23	300	305,526

		1,370,718

Holding Companies – Diversified — 0.1%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	100	99,981

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	185	190,443

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	125,970
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	125	127,085

		253,055

Insurance — 2.6%
American International Group Inc., 4.88%, 06/01/22	375	400,016
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	225	230,310
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	350	356,944
3.00%, 02/11/23	125	128,347
Chubb INA Holdings Inc.
2.70%, 03/13/23	175	177,494
2.88%, 11/03/22 (Call 09/03/22)	125	127,133
Fidelity National Financial Inc., 5.50%, 09/01/22	75	80,855
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	225	240,712
MetLife Inc., 3.05%, 12/15/22	190	193,984
Primerica Inc., 4.75%, 07/15/22	100	105,567

		2,041,362

Internet — 1.3%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	25	25,199
2.50%, 11/29/22 (Call 08/29/22)	384	387,859
Baidu Inc., 3.50%, 11/28/22	200	203,844
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	355	356,732
2.75%, 01/30/23 (Call 12/30/22)	25	25,196

		998,830

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	110	115,449

Machinery — 1.8%
ABB Finance USA Inc., 2.88%, 05/08/22	250	253,357
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	300	302,430
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	275	277,271
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	175	177,440

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
2.15%, 09/08/22	$25	$24,908
2.80%, 01/27/23	50	50,888
2.80%, 03/06/23	275	280,118
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	25	25,430

		1,391,842

Manufacturing — 1.7%
3M Co., 2.00%, 06/26/22	295	293,953
Eaton Corp., 2.75%, 11/02/22	258	260,216
General Electric Co.
2.70%, 10/09/22	275	274,249
3.10%, 01/09/23	225	227,248
3.15%, 09/07/22	242	244,234

		1,299,900

Media — 2.9%
CBS Corp., 2.50%, 02/15/23 (Call 01/15/23)	50	49,717
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	550	576,130
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	210	256,899
Comcast Corp.
2.85%, 01/15/23	25	25,471
3.13%, 07/15/22(a)	299	306,571
Discovery Communications LLC, 3.30%, 05/15/22	189	192,302
NBCUniversal Media LLC, 2.88%, 01/15/23	250	254,925
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	175	206,444
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	252	253,126
Walt Disney Co. (The), 3.00%, 09/15/22(c)	175	178,691

		2,300,276

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	250	251,463

Mining — 0.3%
Newmont Goldcorp Corp., 3.70%, 03/15/23 (Call 12/15/22)(c)	170	175,443
Southern Copper Corp., 3.50%, 11/08/22	75	76,463

		251,906

Oil & Gas — 4.6%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	91	92,096
BP Capital Markets America Inc., 3.25%, 05/06/22	155	158,846
BP Capital Markets PLC, 2.50%, 11/06/22	450	452,416
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	175	176,729
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	350	352,135
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	225	227,083
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	125	121,379
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	275	280,052
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)(a)	100	103,120
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	170	170,325
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	125	125,018
2.70%, 02/15/23 (Call 11/15/22)	175	175,325
Phillips 66, 4.30%, 04/01/22	383	402,797
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	130	134,833
Shell International Finance BV
2.25%, 01/06/23	25	25,030
2.38%, 08/21/22	367	368,545

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA, 2.70%, 01/25/23	$275	$279,194

		3,644,923

Oil & Gas Services — 0.4%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	240	238,709
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	75	76,158

		314,867

Packaging & Containers — 0.2%
Packaging Corp. of America, 3.90%, 06/15/22 (Call 03/15/22)	100	103,231
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	77,984

		181,215

Pharmaceuticals — 6.3%
AbbVie Inc.
2.90%, 11/06/22	525	529,615
3.20%, 11/06/22 (Call 09/06/22)	150	152,553
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	395	400,684
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,035
Bristol-Myers Squibb Co., 2.00%, 08/01/22	224	221,968
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	175	174,339
3.20%, 03/15/23(a)	100	101,223
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	385	385,655
3.50%, 07/20/22 (Call 05/20/22)	325	333,486
3.70%, 03/09/23 (Call 02/09/23)	800	825,696
Express Scripts Holding Co., 3.05%, 11/30/22 (Call 10/31/22)	100	101,318
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	235	239,286
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	325	329,605
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	175	175,824
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	292	294,316
Novartis Capital Corp., 2.40%, 09/21/22	425	428,323
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	250	255,665

		4,974,591

Pipelines — 2.9%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	101,114
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	125	127,864
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	100	105,990
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	260	267,381
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	200	205,024
3.95%, 09/01/22 (Call 06/01/22)	250	259,177
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)	125	127,843
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	135	137,341
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	130	129,610
3.65%, 06/01/22 (Call 03/01/22)	150	153,395
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	100	101,762
TransCanada PipeLines Ltd., 2.50%, 08/01/22	249	248,325
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	125	127,424
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	179	182,401

		2,274,651

Real Estate Investment Trusts — 3.9%
American Tower Corp., 3.50%, 01/31/23	195	200,942
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	200	208,508
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)	165	170,069

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp., 5.25%, 01/15/23	$400	$434,064
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	100	99,848
3.63%, 10/01/22 (Call 07/03/22)	200	205,528
3.95%, 07/01/22 (Call 05/01/22)	25	25,944
Duke Realty LP, 3.88%, 10/15/22 (Call 07/15/22)	100	103,663
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	25	26,689
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	101,444
4.00%, 12/01/22 (Call 10/01/22)	50	52,101
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	25	25,139
Hospitality Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	100	104,246
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	105,789
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	75	77,785
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	100	102,398
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	75	77,852
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	175	179,174
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	100	103,364
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)	195	197,861
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	245	249,733
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	90	91,350
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	100	103,973

		3,047,464

Retail — 2.5%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	200	206,540
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	320	324,256
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	100	100,559
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	225	228,850
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	125	123,076
QVC Inc.
4.38%, 03/15/23	195	199,705
5.13%, 07/02/22	100	104,536
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	125	127,964
Walgreen Co., 3.10%, 09/15/22	255	258,881
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	315	316,937

		1,991,304

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	100	102,410

Semiconductors — 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	175	172,011
Broadcom Inc., 3.13%, 10/15/22(c)	100	100,211
Intel Corp., 2.70%, 12/15/22	475	482,381
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	76,363
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	100	100,332
3.00%, 05/20/22	480	487,368
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	96	95,154

		1,513,820

Software — 2.1%
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	120	123,612
Microsoft Corp.
2.13%, 11/15/22	150	150,563
2.65%, 11/03/22 (Call 09/03/22)	150	152,538

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	$509	$512,074
2.50%, 10/15/22	470	473,008
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	250	251,960

		1,663,755

Telecommunications — 2.4%
America Movil SAB de CV, 3.13%, 07/16/22	225	228,613
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	241	242,217
3.00%, 06/30/22 (Call 04/30/22)	310	314,731
3.40%, 06/15/22	140	143,515
3.60%, 02/17/23 (Call 12/17/22)	275	285,087
Cisco Systems Inc., 2.60%, 02/28/23	175	177,733
Motorola Solutions Inc.
3.50%, 03/01/23	95	96,674
3.75%, 05/15/22	81	83,019
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	127,088
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	215	215,690

		1,914,367

Textiles — 0.2%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	160	165,942

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	170	174,116
3.05%, 09/01/22 (Call 06/01/22)	125	127,563
FedEx Corp., 2.63%, 08/01/22	146	146,616
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	150	153,138
3.00%, 04/01/22 (Call 01/01/22)	125	126,941
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	50	51,309
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	122,059
4.16%, 07/15/22 (Call 04/15/22)	200	209,528
United Parcel Service Inc., 2.45%, 10/01/22	376	378,365

		1,489,635

Total Corporate Bonds & Notes — 93.7% (Cost: $72,513,968)		73,608,965

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 4.0%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(d)	129	$3,155,340

Total Investment Companies — 4.0% (Cost $2,974,253)		3,155,340

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	2,090	2,091,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	1,236	1,236,000

		3,327,238

Total Short-Term Investments — 4.2% (Cost: $3,326,503)		3,327,238

Total Investments in Securities — 101.9% (Cost: $78,814,724)		80,091,543

Other Assets, Less Liabilities — (1.9)%		(1,509,132)

Net Assets — 100.0%		$78,582,411

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,890	200	(a)	—	2,090	$2,091,238	$6,186	(b)	$551	$531
BlackRock Cash Funds: Treasury, SL Agency Shares	332	904	(a)	—	1,236	1,236,000	7,844		—	—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—		—	129	3,155,340	63,994		—	127,065
PNC Bank N.A., 2.70%, 11/01/22(c)	250	25		—	275	N/A	5,585		—	8,690
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(c)	175	—		—	175	N/A	3,883		—	4,915

						$6,482,578	$87,492		$551	$141,201

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$73,608,965	$—	$73,608,965
Investment Companies	3,155,340	—	—	3,155,340
Money Market Funds	3,327,238	—	—	3,327,238

	$6,482,578	$73,608,965	$—	$80,091,543